Inventory	12 Months Ended
Dec. 31, 2023
Inventory [Abstract]
INVENTORY

6. INVENTORY

	As of December 31,
	2022	2023
	RMB	RMB	US$
Raw materials	1,793	1,784	246
Low value consumables	41	41	6
Finished goods	3,803	3,705	526
Less: inventory impairment	(180)	(91)	(12)
	5,457	5,439	766

The Group recognized RMB180 and nil of impairment of inventory for the years ended December 31, 2022 and 2023, respectively. An analysis of impairment of inventory are as follow:

	As of December 31,
	2022	2023
	RMB	RMB	US$
Balance at beginning of the year	-	(180)	(25)
Additional impairment of inventory	(180)	-	-
Write-off of impairment of inventory	-	89	13
Balance at the end of the year	(180)	(91)	(12)